SEGMENT INFORMATION - Segments adjusted EBITDA (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 14, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [abstract]
Total Adjusted EBITDA		$ 2,010	$ 1,691	$ 1,612
Net foreign exchange (loss) / gain		(41)	9	81
Other non-operating (loss) / gain, net		(130)	31	20
Finance income		52	49	60
Finance costs		(535)	(495)	(531)
Gain on disposal of subsidiaries		400	145	0
Gain on disposal of non-current assets		2	5	46
Impairment (loss) / reversal, net		(9)	(3)	6
Amortization		(224)	(199)	(208)
Depreciation		(578)	(529)	(527)
Listing expense	$ (162)	(162)	0	0
Profit before tax from continuing operations		$ 785	$ 704	$ 559